Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment:

December 31, 2022	Cost	Accumulated depreciation	Net book value
Vessels	$9,610.7	$(2,805.6)	$6,805.1
Equipment and other	542.9	(191.1)	351.8
Property, plant and equipment	$10,153.6	$(2,996.7)	$7,156.9

December 31, 2021	Cost	Accumulated depreciation	Net book value
Vessels	$9,410.9	$(2,830.4)	$6,580.5
Equipment and other	557.3	(185.6)	371.7
Property, plant and equipment	$9,968.2	$(3,016.0)	$6,952.2

During the year ended December 31, 2022, depreciation and amortization expense relating to property, plant and equipment was $334,121,000 (2021 – $345,164,000; 2020 – $324,597,000).
Upon commencement of a fixed rate bareboat charter in February 2021, $88,061,000 was reclassified to net investment in lease from property, plant and equipment (note 7).
During the year ended December 31, 2021, the Company took delivery of four vessels, with an aggregate purchase price of $358,500,000.
During the year ended December 31, 2021, the Company took delivery of three 12,200 TEU vessels for an aggregate purchase price of $251,895,000. The vessels commenced 18-year bareboat charters upon delivery and are classified as a sales-type lease (note 7).
During the year ended December 31, 2021, the Company sold one 4,250 TEU vessel for $38,280,000 (note 6(e)), resulting in a gain on sale of $15,884,000.
During the year ended December 31, 2022, the Company accepted delivery of one 15,000 and six 11,800 TEU newbuild vessels, each of which commenced a 5-year charter upon delivery (note 9).
8.    Property, plant and equipment (continued):
During the year ended December 31, 2022, the Company completed the sale of 10 vessels. The Company received gross proceeds of $257,075,000 for the 10 vessel sales and recognized loss on sale of $3,973,000 in aggregate. Seaspan continues to manage the operations of seven of these vessels pursuant to management agreements entered into in connection with the sales.
In December 2022, the Company entered into an agreement to sell one 4,250 TEU vessel for gross proceeds $21,600,000, subject to closing conditions. As at December 31, 2022 this vessel was classified as asset held for sale. The sale was completed in January 2023 and Seaspan continues to manage the ship operations of this vessel pursuant to a management agreement entered into in connection with the sale (note 25).